Condensed Financial Information of the Parent Company (Details)		12 Months Ended
	Jan. 08, 2014 $ / shares	Dec. 31, 2025	Jul. 11, 2018 $ / shares
Condensed financial information of the parent company [Line Items]
Percentage of net income		10.00%
Registered capital, percentage		50.00%
Consolidated net assets, percentage		25.00%
Share issued par value (in Dollars per share) | (per share)	$ 0.0001		$ 0.0001
Percentage of ordinary share	100.00%
VIE [Member]
Condensed financial information of the parent company [Line Items]
Consolidated net assets, percentage		25.00%